United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10573

ALLIANCEBERNSTEIN NATIONAL MUNICIPAL

INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2011

Date of reporting period: January 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein National Municipal Income Fund

Portfolio of Investments

January 31, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 170.6%
Long-Term Municipal Bonds - 170.6%
Alabama - 6.2%
Alabama Pub Sch & Clg Auth
Series 2009 A 5.00%, 5/01/29 (Pre-refunded/ETM)	$3,000	$3,466,050
Huntsville AL Hlth Care Auth
Series 02B 5.75%, 6/01/32 (Pre-refunded/ETM)	6,000	6,463,320
Jefferson Cnty AL GO
Series 04A 5.25%, 1/01/18-1/01/23	3,100	2,755,677
Jefferson Cnty AL Swr
FGIC Series 02 5.00%, 2/01/41 (Pre-refunded/ETM)	1,535	1,625,857
FGIC Series 02B 5.00%, 2/01/41 (Pre-refunded/ETM)	2,465	2,618,495
Marshall Cnty AL Hlth Care Auth
Series 02A 5.75%, 1/01/32	2,500	2,316,650
Series 02D 5.75%, 1/01/32	3,000	2,764,110
Montgomery AL BMC Spl Care
(Baptist Health Montgomery)
Series 04C 5.125%, 11/15/24	1,500	1,379,010

		23,389,169

Alaska - 2.7%
Alaska Intl Arpt
NPFGC Series 03B 5.00%, 10/01/26	2,000	1,970,000
Alaska Muni Bond Bank Auth
NPFGC Series 04G 5.00%, 2/15/22-2/15/24	2,930	3,019,471
Four Dam Pool AK Elec
Series 04 5.00%, 7/01/24 (Pre-refunded/ETM)	1,035	1,159,045
5.25%, 7/01/25 (Pre-refunded/ETM)	2,195	2,476,289
5.25%, 7/01/26 (Pre-refunded/ETM)	1,385	1,562,488

		10,187,293

Arizona - 1.8%
Arizona Cap Fac Fin Corp.
(Arizona St Univ)
Series 00 6.25%, 9/01/32	1,550	1,379,004
Phoenix AZ Civic Impt Corp.
(Phoenix AZ Wastewater)
NPFGC Series 04 5.00%, 7/01/23	1,250	1,291,063
Salt Verde Fin Corp. Gas
(Citigroup, Inc.)
5.25%, 12/01/22-12/01/23	4,150	3,887,582

		6,557,649

Arkansas - 0.4%
Arkansas Dev Fin Auth SFMR

	Principal Amount (000)	U.S. $ Value
Series 02A 5.30%, 7/01/34	$1,575	$1,575,898

California - 20.1%
California Econ Recovery
(California Econ Rec Spl Tax)
Series 2009A 5.25%, 7/01/21	4,860	5,211,135
California GO	2,450	2,210,096
5.00%, 2/01/32
5.25%, 4/01/30	20	19,092
Series 04 5.00%, 2/01/33	1,100	979,550
Chula Vista CA IDR
(San Diego Gas & Elec Co.)
Series 96A 5.30%, 7/01/21	4,000	4,251,200
Coachella Valley CA USD COP
NPFGC Series 03 5.00%, 9/01/31	1,000	844,030
Coast CA CCD GO
AGM Series 06B 5.00%, 8/01/23-8/01/24(a)	11,370	11,604,635
Golden St Tobacco Sec CA
RADIAN Series 03 5.50%, 6/01/43 (Pre-refunded/ETM)	2,250	2,469,757
XLCA Series 03B 5.50%, 6/01/33 (Pre-refunded/ETM)	3,000	3,293,010
Grossmont-Cuyamaca CCD CA GO
ASSURED GTY
5.00%, 8/01/22-8/01/23(a)	4,480	4,640,774
Hartnell CA CCD GO
NPFGC Series 03A 5.00%, 8/01/27 (Pre-refunded/ETM)	1,155	1,272,152
La Quinta CA Fin Auth
(La Quinta CA Local Agy Pool)
AMBAC Series 04A 5.25%, 9/01/24	2,000	2,009,620
Long Beach CA Bond Fin Auth
(Aquarium of The Pacific)
AMBAC Series 2001 5.00%, 11/01/26	1,460	1,266,784
Los Angeles CA CCD GO
Series F-1 5.00%, 8/01/28	5,800	5,641,834
Los Angeles CA Cmnty Redev Agy
(Los Angeles CA CRA Bunker Hill)
Series 04L 5.00%, 3/01/18	1,715	1,654,975
Los Angeles CA Dept Arpts
(Los Angeles Intl Airport)
Series 2009A 5.25%, 5/15/29	5,700	5,679,651
Los Angeles CA Regl Arpts Impt Corp.
(Laxfuel Corp.)
AMBAC Series 01 5.50%, 1/01/32	9,500	8,070,345
Los Angeles CA Wstwtr Sys
5.00%, 6/01/26	7,000	7,082,810
Pomona CA COP

	Principal Amount (000)	U.S. $ Value
AMBAC Series 03 5.50%, 6/01/34	$3,000	$2,806,560
San Bernardino Cnty CA COP
Series 2009 5.25%, 8/01/26	1,455	1,343,314
San Rafael CA Elem SD GO
AGM Series 03A 5.00%, 8/01/28	2,820	2,832,069

		75,183,393

Colorado - 4.8%
Colorado Edl & Cultural Facs Auth
(Knowledge Quest Charter Sch)
Series 05 6.50%, 5/01/36	490	409,812
Colorado Hlth Fac Auth
(Evangelical Luth Good Sam Soc)
5.25%, 6/01/19-6/01/23	2,425	2,394,727
Colorado Hlth Fac Auth
(Parkview Medical Center)
Series 04 5.00%, 9/01/25	2,560	2,334,438
Denver CO Urban Renewal Auth
(Stapleton)
Series 2010B-1 5.00%, 12/01/25	6,865	6,928,982
Northwest Met Dist #3 CO
6.125%, 12/01/25	1,000	791,810
Park Creek Met Dist CO
Series 05 5.25%, 12/01/25	3,000	2,745,000
5.50%, 12/01/30	890	805,272
Todd Creek Farms Met Dist #1 CO (b) (c)
6.125%, 12/01/22	1,970	886,500
Series 04 6.125%, 12/01/19(b)	1,180	531,000

		17,827,541

District of Columbia - 0.9%
District of Columbia Tax Incr
(Gallery Place Proj)
AGM Series 02 5.40%, 7/01/31	3,500	3,504,515

Florida - 12.7%
Bard Cnty FL HFA SFMR
(Bard Cnty FL HFA)
Series 02C 5.40%, 3/01/33	485	478,821
Beacon Tradeport CDD FL
Series 02B 7.25%, 5/01/33	4,930	4,786,438
Fiddlers Creek CDD FL
Series 02A (b) (c) 6.875%, 5/01/33	2,820	930,600
Series 02B (b) (c) 6.625%, 5/01/33	2,120	699,600
Florida HFC MFHR
(Westlake Apts)

	Principal Amount (000)	U.S. $ Value
AGM Series 02-D1 5.40%, 3/01/42	$8,780	$8,276,467
Florida HFC MFHR
(Westminster Apts)
AGM Series 02E-1 5.40%, 4/01/42	3,000	2,827,680
Florida St Univ Fin Asst
AMBAC Series 02 5.00%, 10/01/31	5,000	4,669,850
Hamal CDD FL
Series 01 6.75%, 5/01/31 (Pre-refunded/ETM)	2,460	2,522,066
Lee Cnty FL Port Auth Arpt
(Southwest Florida Intl Airport)
AGM Series 00A 5.75%, 10/01/25	4,500	4,535,910
Miami Beach FL Hlth Fac Auth
(Mt. Sinai Medical Center FL)
6.75%, 11/15/24	4,000	3,964,120
Miami-Dade Cnty FL Aviation
(Miami-Dade Intl Airport)
NPFGC-RE Series 02 5.375%, 10/01/32	6,040	5,482,327
Midtown Miami CDD FL
Series 04A 6.00%, 5/01/24	2,280	2,045,023
Miromar Lakes CDD FL
Series 00A 7.25%, 5/01/12	1,085	1,062,031
Orange Cnty FL Hlth Fac Auth
Series 02 5.75%, 12/01/32 (Pre-refunded/ETM)	2,800	3,054,184
Pinellas Cnty FL HFA SFMR
(Pinellas Cnty FL HFA)
Series 02A 5.40%, 3/01/32	585	571,305
Univ of Central FL COP
NPFGC-RE Series 04A 5.125%, 10/01/24	1,325	1,238,146
Village CDD #5 FL
Series 03A 6.00%, 5/01/22	560	563,702

		47,708,270

Georgia - 1.6%
Cartersville GA Dev Auth
(Anheuser-Busch Cos., Inc.)
Series 02 5.95%, 2/01/32	2,510	2,512,861
Georgia HFA SFMR
(Georgia HFA)
Series 02A-02 5.60%, 12/01/32	3,605	3,606,983

		6,119,844

Hawaii - 2.3%
Hawaii Arpts Sys
Series 2010A 5.00%, 7/01/34	5,000	4,496,350

	Principal Amount (000)	U.S. $ Value
Hawaii Dept Budget & Finance
(Hawaiian Electric Co.)
XLCA Series 03B 5.00%, 12/01/22	$4,500	$4,125,915

		8,622,265

Illinois - 15.1%
Bolingbrook IL GO
FGIC Series 02A 5.375%, 1/01/38 (Pre-refunded/ETM)	5,000	5,211,900
Chicago IL GO
AGM Series A 5.00%, 1/01/25	380	364,507
NPFGC-RE Series 00C 5.50%, 1/01/40	5,450	5,084,796
Chicago IL HFA SFMR
(Chicago IL HFA)
Series 02B 6.00%, 10/01/33	285	292,282
Chicago IL O'hare Intl Arpt
(O'hare Intl Arpt)
NPFGC Series A 5.375%, 1/01/32	15,000	13,567,650
XLCA Series 03B-1 5.25%, 1/01/34	4,860	4,390,961
Chicago IL Tax Increment
(Diversey/Narragansett Proj)
7.46%, 2/15/26	1,830	1,733,705
Cook Cnty IL SD #29 GO
AGM Series 04 5.00%, 12/01/20	2,000	2,064,080
Gilberts IL SSA #1
Series 03 6.00%, 3/01/28	2,679	2,254,566
Hampshire IL SSA
5.80%, 3/01/26	1,775	1,495,225
Illinois Finance Auth
(Illinois Institute of Technology)
Series 06A 5.00%, 4/01/31	1,250	907,113
Illinois Finance Auth
(Loyola Univ)
XLCA Series 04A 5.00%, 7/01/24	1,495	1,501,443
Manhattan SSA #2004-1 IL
Series 05 5.875%, 3/01/28	1,817	1,601,885
Metro Pier & Expo Auth IL Spl Tax
NPFGC Series 02A 5.25%, 6/15/42	5,500	5,216,640
Univ of Illinois
AGM Series 07A 5.25%, 10/01/26 (a)	10,800	10,805,184

		56,491,937

Indiana - 4.5%
Hendricks Cnty IN GO
Series 04 5.50%, 7/15/21-7/15/22	2,150	2,247,125

	Principal Amount (000)	U.S. $ Value
Indiana Dev Fin Auth
(Inland Steel Co.)
Series 97 5.75%, 10/01/11	$2,925	$2,952,144
Indiana HFA SFMR
(Indiana HFA)
Series 02 5.55%, 7/01/32	1,160	1,158,492
Indianapolis IN Loc Bond Bank
NPFGC Series 2A 5.25%, 7/01/33 (Pre-refunded/ETM)	10,000	10,645,000

		17,002,761

Iowa - 0.1%
Coralville IA BANS
Series 07C 5.00%, 6/01/18	260	275,886
Iowa Finance Auth SFMR
(Iowa Finance Auth)
Series 02 5.40%, 7/01/32	110	108,077

		383,963

Kansas - 0.3%
Lenexa KS Hlth Care Fac
(Lakeview Village, Inc.)
5.25%, 5/15/22	1,395	1,093,024

Louisiana - 4.5%
Louisiana Agric Fin Auth
(Louisiana Agric Fin Auth Lease)
5.25%, 9/15/17	4,270	4,056,671
Louisiana HFA SFMR
(Louisiana HFA)
Series 02C 5.60%, 6/01/33	595	597,142
Louisiana Loc Govt Envrn Fac & CDA
(Jefferson Parish LA)
Series 2009A 5.00%, 4/01/26	535	520,555
New Orleans LA GO
NPFGC 5.00%, 3/01/18	2,285	2,291,581
5.25%, 12/01/20	1,000	1,017,390
NPFGC Series 05 5.00%, 12/01/29	2,700	2,610,279
RADIAN Series A 5.00%, 12/01/22	5,875	5,848,680

		16,942,298

Massachusetts - 2.8%
Massachusetts GO
Series 02C 5.25%, 11/01/30 (Pre-refunded/ETM)	3,470	3,733,789
Massachusetts Hlth & Ed Facs Auth
(Berkshire Health Sys)
RADIAN Series 01E 5.70%, 10/01/25	2,000	1,937,500

	Principal Amount (000)	U.S. $ Value
Massachusetts Hlth & Ed Facs Auth
(Cape Cod Healthcare)
RADIAN Series 01C 5.25%, 11/15/31	$2,100	$1,793,442
Massachusetts Hlth & Ed Facs Auth
(New England Medical Ctr Hosp)
NPFGC Series 93 5.38%, 7/01/18	2,900	2,903,799

		10,368,530

Michigan - 7.6%
Detroit MI Swr Disp
NPFGC 5.25%, 7/01/22	5,000	5,051,250
Kent MI Hosp Fin Auth
(Metropolitan Hospital)
Series 2005A 5.75%, 7/01/25	1,080	980,467
Michigan Strategic Fund
(Detroit Edison Co.)
XLCA Series 02C 5.45%, 12/15/32	5,000	4,696,000
Plymouth MI Ed Ctr Charter Sch
Series 05 5.125%, 11/01/23	2,140	1,798,670
Wayne State Univ MI
Series 2009 5.00%, 11/15/29	16,500	16,067,535

		28,593,922

Minnesota - 0.6%
Shakopee MN Hlthcare Fac
(St. Francis Reg Medical Ctr)
Series 04 5.10%, 9/01/25	1,200	1,146,456
St. Paul MN Hsg & Redev Auth
(Healtheast)
Series 05 6.00%, 11/15/25	1,000	933,150

		2,079,606

Mississippi - 1.0%
Gulfport MS Hosp Fin Auth
(Memorial Hosp at Gulfport)
Series 01A 5.75%, 7/01/31	4,000	3,910,560

Missouri - 0.9%
Kansas City MO Spl Oblig
(Kansas City MO Lease-Dntn Arena)
Series 08C 5.00%, 4/01/28	2,000	1,957,040
Missouri HDC SFMR
(Missouri HDC)
Series 02A-1 5.58%, 9/01/32	665	669,103
Riverside MO IDA
(Riverside Horizons Proj)
ACA Series 07A

	Principal Amount (000)	U.S. $ Value
5.00%, 5/01/27	$600	$544,008

		3,170,151

Nevada – 4.3%
Carson City NV Hosp
(Carson Tahoe Hospital)
RADIAN Series 03A 5.00%, 9/01/23	4,700	4,242,596
Clark Cnty NV Arpt
FGIC Series 01B 5.25%, 7/01/34 (Pre-refunded/ETM)	4,420	4,508,886
Reno NV Spl Tax
NPFGC-RE Series 02 5.375%, 6/01/32 (Pre-refunded/ETM)	4,710	4,997,216
5.375%, 6/01/32	2,790	2,369,687

		16,118,385

New Hampshire – 1.4%
New Hampshire Hlth & Ed Fac Auth
Series 02 6.125%, 7/01/31 (Pre-refunded/ETM)	4,200	4,440,282
New Hampshire Hlth & Ed Fac Auth
(Covenant Health Sys)
Series 04 5.375%, 7/01/24	820	809,561

		5,249,843

New Jersey - 1.5%
Morris-Union NJ Jt Comm COP
RADIAN Series 04 5.00%, 5/01/24	5,595	5,253,593
New Jersey EDA
(New Jersey Lease Sch Fac)
Series 05 5.25%, 3/01/25	500	503,990

		5,757,583

New York - 5.6%
New York NY GO
5.00%, 8/01/28	1,690	1,690,000
Series 04G 5.00%, 12/01/23	1,600	1,652,736
Series 06 5.00%, 6/01/22	1,160	1,210,008
New York St Dormitory Auth
(New York St Pers Income Tax)
5.00%, 3/15/26 (a)	7,000	7,172,200
New York St Envrn Fac Corp.
(New York NY Mun Wtr Fin Auth)
5.00%, 6/15/24-6/15/27 (a)	7,000	7,315,770
New York St HFA
(New York St Pers Income Tax)
NPFGC-RE Series 05A 5.00%, 9/15/25	300	306,129
Ulster Cnty NY IDA
(Kingston Regl Sr Lvg Corp.)

	Principal Amount (000)	U.S. $ Value
6.00%, 9/15/27	$1,775	$1,440,412

		20,787,255

North Carolina - 1.1%
Charlotte NC Arpt
(Charlotte Douglas Intl Arpt)
NPFGC Series 04A 5.25%, 7/01/24	2,895	2,962,830
Iredell Cnty NC COP
(Iredell Cnty Sch Proj)
AGM Series 08 5.25%, 6/01/22	1,080	1,144,541

		4,107,371

North Dakota - 0.7%
North Dakota HFA SFMR
(North Dakota HFA)
Series 02 5.65%, 1/01/34	640	624,711
Ward Cnty ND Hlth Care Fac
(Trinity Health)
Series 2006 5.125%, 7/01/18-7/01/20	2,075	2,068,607

		2,693,318

Ohio - 3.6%
Columbiana Cnty Port Auth OH
(Apex Environmental LLC)
Series 04A 7.125%, 8/01/25	1,840	1,528,709
Cuyahoga Cnty OH Hosp
(UHHS/CSAHS Cuyahoga & Canton)
Series 00 7.50%, 1/01/30	2,345	2,374,641
Cuyahoga Cnty OH Port Auth
(University Square Proj)
Series 01 7.35%, 12/01/31	5,000	4,910,500
Fairfield Cnty OH Hosp Fac
(Fairfield Med Ctr)
RADIAN Series 03 5.00%, 6/15/22-6/15/24	5,210	4,743,502

		13,557,352

Oregon - 1.1%
Forest Grove OR
(Pacific Univ)
RADIAN Series 05A 5.00%, 5/01/28	4,760	4,201,128

Pennsylvania - 4.4%
Allegheny Cnty PA Hosp Dev Auth
(West Penn Allegheny Hlth Sys)
5.00%, 11/15/28	4,800	3,330,048
Allegheny Cnty PA IDA
(Residential Resources, Inc.)
5.00%, 9/01/21	500	448,190
Montgomery Cnty PA IDA
(New Regional Medical Ctr)

	Principal Amount (000)	U.S. $ Value
5.25%, 8/01/33	$3,495	$3,382,985
Pennsylvania Econ Dev Fin Auth
(30th St Station Pkg Garage PA)
ACA Series 02 5.875%, 6/01/33	4,100	3,799,839
Pennsylvania Hgr Ed Fac Auth
(Univ of Pennsylvania)
5.00%, 9/01/28	1,500	1,549,530
Pennsylvania Turnpike Comm
AMBAC Series 01 5.00%, 7/15/41 (Pre-refunded/ETM)	2,000	2,061,740
Philadelphia PA IDA
(Leadership Learning Partners)
Series 05A 5.25%, 7/01/24	1,150	905,452
Wilkes-Barre PA Fin Auth
(Wilkes Univ Proj)
5.00%, 3/01/22	990	983,308

		16,461,092

Puerto Rico - 2.4%
Puerto Rico GO
5.25%, 7/01/23	2,625	2,504,670
Series 01A 5.50%, 7/01/19	1,705	1,755,792
Series 03A 5.25%, 7/01/23	500	502,555
Puerto Rico Govt Dev Bank
Series 06B 5.00%, 12/01/15	1,000	1,024,910
Puerto Rico Pub Bldgs Auth
(Puerto Rico GO)
Series N 5.50%, 7/01/22	3,370	3,369,832

		9,157,759

Rhode Island - 1.5%
Rhode Island Hlth Ed Bldg Corp.
(Times 2 Academy RI)
Series 04 5.00%, 12/15/24	5,845	5,485,533

South Carolina - 2.4%
Charleston SC Eld Excellence Fin Corp.
(Charleston Cnty SC SD Lease)
5.25%, 12/01/30	2,000	1,980,400
Dorchester Cnty SC SD #2 Lease
AGC
5.00%, 12/01/29	1,600	1,552,416
Newberry Inv IN Children SC
(Newberry Cnty SC SD Lease)
Series 05 5.00%, 12/01/30	400	354,020
AGC Series 05 5.00%, 12/01/27	5,450	5,085,722

		8,972,558

	Principal Amount (000)	U.S. $ Value
Tennessee - 2.7%
Sullivan Cnty TN Hlth & Hfb
(Wellmont Hlth Sys Proj)
Series 06C 5.00%, 9/01/22	$1,760	$1,629,778
5.25%, 9/01/26	725	657,459
Tennessee Ed Fndg Corp.
(Tennessee Ed Fndg Stud Ln)
Series 97A 6.20%, 12/01/21	7,705	7,727,421

		10,014,658

Texas - 32.7%
Alvin TX ISD GO
Series 2004B
5.00%, 2/15/28	960	990,739
Bexar Cnty TX HFC MFHR
(Doral Club & Sutton House Apts)
NPFGC Series 01A 5.55%, 10/01/36	13,990	10,384,497
Bexar Cnty TX Hlth Fac Dev
(Army Retirement Residence)
5.00%, 7/01/27	525	464,567
Camino Real Regl Mob Auth TX
5.00%, 2/15/22	480	469,642
Series 2008 5.00%, 8/15/21	1,210	1,197,295
Dallas Fort Worth TX Intl Arpt
NPFGC Series 03A 5.25%, 11/01/25	2,000	1,939,940
NPFGC-RE Series 01
5.50%, 11/01/35	6,500	6,091,085
Dallas TX ISD GO
6.00%, 2/15/28	2,500	2,734,925
Dripping Springs TX ISD GO
5.125%, 2/15/28	5,715	5,947,715
Fort Bend TX ISD GO
Series 2009 5.00%, 2/15/27	7,560	7,819,837
Frisco TX GO
NPFGC-RE
5.00%, 2/15/23	3,220	3,384,928
Garza Cnty Pub Fac Corp.
(Garza Cnty TX Lease Corr Fac)
5.50%, 10/01/19	865	806,145
Gulf Coast Wtr Auth TX
(Anheuser-Busch Cos., Inc.)
Series 02 5.90%, 4/01/36	9,000	8,999,190
Harris City TX Toll Road
AGM Series 02 5.125%, 8/15/32 (Pre-refunded/ETM)	7,500	8,011,200
Hidalgo Cnty TX Hlth Fac Svcs
(Mission Hospital, Inc.)
Series 05 5.00%, 8/15/14-8/15/19	1,090	1,117,052
Lewisville TX Spl AD #2
ACA Series 05 6.00%, 10/01/25	1,100	1,122,704

	Principal Amount (000)	U.S. $ Value
Lower Colorado River Auth TX
5.00%, 5/15/31 (Pre-refunded/ETM)	$45	$49,257
5.25%, 5/15/25 (Pre-refunded/ETM)	70	77,016
AMBAC
5.25%, 5/15/25	1,605	1,625,865
AMBAC Series 03 5.25%, 5/15/25 (Pre-refunded/ETM)	125	137,529
NPFGC
5.00%, 5/15/31	1,415	1,360,805
5.00%, 5/15/31 (Pre-refunded/ETM)	30	32,838
NPFGC Series 02A 5.00%, 5/15/31 (Pre-refunded/ETM)	10	10,946
Matagorda Cnty TX Nav Dist
(Centerpoint Energy Houston)
Series 04 5.60%, 3/01/27	2,000	2,018,000
San Antonio TX Arpt Sys
(San Antonio TX Intl Airport)
NPFGC-RE Series 02A 5.25%, 7/01/27	5,250	4,799,497
Seguin Hgr Ed Fac Corp. TX
(Texas Lutheran Univ)
Series 04 5.25%, 9/01/28-9/01/33	2,250	2,001,308
Texas GO
Series 02A 5.50%, 8/01/41	9,470	9,517,066
Series 05 5.00%, 4/01/28	8,000	8,390,960
Texas Private Acvty Bond Srfc Trnsp Corp.
(NTE Mobility Partners LLC Project)
6.875%, 12/31/39	1,720	1,724,954
Texas Trnsp Commission
Series 07 5.00%, 4/01/23 (a)	20,600	21,864,222
Univ of Texas
Series A 5.25%, 8/15/22	6,825	7,552,681

		122,644,405

Utah - 0.4%
Utah Hsg Corp. MFHR
(Bluffs Apts)
Series 02A 5.60%, 7/20/30	1,480	1,474,746

Virginia - 2.1%
Fauquier Cnty VA IDA
(Fauquier Hospital Obl Grp)
RADIAN Series 02 5.25%, 10/01/31	8,500	8,018,730

Washington - 6.3%
FYI Properties
(Washington St Lease Dept Info Svc Proj)
5.125%, 6/01/28	5,200	5,149,560
Series 2009 5.00%, 6/01/27	2,885	2,834,282
King Cnty WA Swr

	Principal Amount (000)	U.S. $ Value
AGM Series 02A 5.25%, 1/01/32	$3,000	$3,010,710
Twenty Fifth Ave Pptys WA
(Univ of WA Dorm 25th Ave)
NPFGC Series 02 5.25%, 6/01/33	9,750	8,955,570
Washington St GO
5.00%, 8/01/28	3,590	3,667,221

		23,617,343

Wisconsin - 5.5%
Wisconsin GO
(Wisconsin SRF)
Series 03 5.00%, 11/01/26	3,700	3,702,516
Wisconsin Hlth & Ed Fac Auth
(Ministry Health Care, Inc.)
NPFGC Series 02A 5.25%, 2/15/32	13,615	12,294,073
Wisconsin Hsg & Econ Dev Auth SFMR
(Wisconsin Hsg & Econ Dev Auth)
NPFGC Series A 5.60%, 5/01/33	4,855	4,739,936

		20,736,525

Total Investments - 170.6% (cost $665,926,132)(d)		639,768,173
Other assets less liabilities - (6.0)%		(22,637,473)
Preferred Shares at liquidation value - (64.6)%		(242,225,000)

Net Assets Applicable to Common Shareholders - 100.0%(e)		$374,905,700

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Goldman Sachs	$47,500	12/15/11	1.828%	SIFMA	*	$(692,284)
Merrill Lynch	3,000	7/30/26	4.090%	SIFMA	*	(300,307)
Merrill Lynch	6,500	8/9/26	4.063%	SIFMA	*	(629,078)
Merrill Lynch	7,100	11/15/26	4.378%	SIFMA	*	(979,664)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(b)	Illiquid security.
(c)	Security is in default and is non-income producing.

(d)	As of January 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,792,392 and gross unrealized depreciation of investments was $(35,950,351), resulting in net unrealized depreciation of $(26,157,959).
(e)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

As of January 31, 2011, the Fund held 78.0% of net assets in insured bonds(of this amount 16.0% represents the Fund's holding in pre-refunded or escrowed to maturity bonds). 25.2% of the Fund's insured bonds were insured by NPFGC.

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AD	-	Assessment District
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
ASSURED GTY	-	Assured Guaranty Ltd.
CCD	-	Community College District
CDA	-	Community Development Authority
CDD	-	Community Development District
COP	-	Certificate of Participation
CRA	-	Community Redevelopment Agency
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HDC	-	Housing Development Corporation
HFA	-	Housing Finance Authority
HFC	-	Housing Finance Corporation
IDA	-	Industrial Development Authority/Agency
IDR	-	Industrial Development Revenue Bond
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SRF	-	State Revolving Fund
SSA	-	Special Services Area
USD	-	Unified School District
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein National Municipal Income Fund

January 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$639,768,173	$—	$639,768,173

Total Investments in Securities	—	639,768,173	—	639,768,173
Other Financial Instruments* :
Liabilities
Interest Rate Swap Contracts	—	(2,601,333)	—	(2,601,333)

Total	$—	$637,166,840	$—	$637,166,840

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein National Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	March 25, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	March 25, 2011